Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
General and Administrative Expenses [Member]
Intangible assets, net [Line Items]
Amortization expense	$ 2,591	$ 2,605